Dodie Kent
                                                              Vice President and
                                                       Associate General Counsel
                                                                  (212) 314-3970
                                                                   Fax: 314-3959
[AXA EQUITABLE LOGO]

                                                               September 8, 2008

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

         Re: Separate Account No. 301 of AXA Equitable Life Insurance Company (the "Account")
                (Registration Nos. 2-74667 and 811-03301)

Commissioners:

     AXA Equitable, on behalf of Registrant, has sent to contract owners the semi-annual reports, for the period ended June 30, 2008, for the following underlying mutual funds ("Funds") in which Registrant invests:

  o  AXA Premier VIP Trust underlying funds:
     AXA Moderate Allocation;
     Multimanager Aggressive Equity;
     Multimanager High Yield;
     Multimanager Small Cap Value;
     Multimanager Technology

  o  EQ Advisors Trust underlying funds:
     EQ/AllianceBernstein Common Stock;
     EQ/AllianceBernstein Intermediate Government Securities;
     EQ/AllianceBernstein International;
     EQ/AllianceBernstein Value;
     EQ/BlackRock International Value;
     EQ/Capital Guardian Research;
     EQ/Equity 500 Index;
     EQ/Large Cap Growth PLUS;
     EQ/Money Market

     AXA Equitable understands that the Funds have filed or will file their reports with the Commission under separate cover.

     Please direct any question or comment to the undersigned.


                                                     Very truly yours,

                                                     /s/ Dodie Kent
                                                     --------------
                                                         Dodie Kent


                      AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104